Cash and bank balances (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of cash and bank balances

(Euro thousands)	At December 31,
	2023	2022
Cash on hand	710	391
Bank balances	27,420	91,506

Total cash and bank balances	28,130	91,897

Summary of reconciliation of cash and cash equivalents
The following table provides a reconciliation of cash and cash equivalents per cash flow statement:

(Euro thousands)	At December 31,
	2023	2022
Total cash and cash equivalents	28,130	91,897
Bank overdrafts	(280)	(148)

Net cash and cash equivalents per cash flow statement	27,850	91,749